Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Stock Option Activity
Stock Option Activity
(millions of shares and Canadian dollars)	2020		2019		2018
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
Number outstanding, beginning of year	12.8	$57.35	13.1	$53.12	14.3	$48.17
Granted	2.1	72.84	2.2	69.39	1.9	72.64
Exercised	(1.5)	43.60	(2.3)	44.07	(3.0)	41.21

Forfeited/expired	(0.3)	65.99	(0.2)	66.59	(0.1)	60.46
Number outstanding, end of year	13.1	$61.27	12.8	$57.35	13.1	$53.12

Exercisable, end of year	5.4	$48.50	4.7	$44.77	4.7	$40.61

Range of Exercise Prices

Range of Exercise Prices
(millions of shares and Canadian dollars)	Options outstanding			Options exercisable
	Number of shares outstanding	Weighted- average remaining contractual life (years)	Weighted- average exercise price	Number of shares exercisable	Weighted- average exercise price
$36.63 – $36.64	0.5	1.0	36.63	0.5	36.63
$40.54 – $47.59	1.8	2.5	44.27	1.8	44.27
$52.46 – $53.15	3.1	4.6	52.87	3.1	52.87
$65.75 – $69.39	3.9	7.1	67.66	–	–

$72.64 – $72.84	3.8	8.1	72.75	–	–

Schedule of Assumptions Used for Estimating the Fair Value of Options

The following table summarizes the assumptions used for estimating the fair value of options for the years ended October 31, 2020, October 31, 2019, and October 31, 2018.

Assumptions Used for Estimating the Fair Value of Options
(in Canadian dollars, except as noted)	2020	2019	2018
Risk-free interest rate	1.59%	2.03%	1.71%
Expected option life	6.3 years	6.3 years	6.3 years
Expected volatility[1]	12.90%	12.64%	13.91%
Expected dividend yield	3.50%	3.48%	3.50%

Exercise price/share price	$72.84	$69.39	$72.64
[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.